Segment information - Results by Segment (Details) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) segment		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)		Feb. 23, 2022 USD ($)	Jan. 20, 2022 USD ($)	Dec. 31, 2019 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment			3
Total operating revenues	$ 169	$ 843			$ 907		$ 961
Depreciation and amortization	17	135			127		319
Impairment of drilling units and intangible assets	0	0			152		4,108
Operating profit/(loss)	37	35			(156)		(4,481)
Total financial items and other	3,704	(98)			(416)		50
(Loss)/income from continuing operations before income taxes	3,741	(63)			(572)		(4,431)
Drilling units		1,668	$ 1,668		1,431				$ 1,575
Carrying value of Paratus Energy Services Ltd equity at January 20, 2022		84	84		27				64	$ (152)
Assets held for sale		0	0		1,492
Cash and restricted cash	490 [1]	598 [1]	598	[1]	516	[1]	653	[1]	490		$ 1,205
Other assets		451	451		431
Total assets		2,801	2,801		3,897				$ 2,979
Capital expenditures	20	214			84		137
Harsh environment
Segment Reporting Information [Line Items]
Impairment of drilling units and intangible assets	0	0			152		419
Drilling units		312	312		709
Capital expenditures	2	14			30		26
Harsh environment | Operating Segments
Segment Reporting Information [Line Items]
Total operating revenues	78	331			495		526
Depreciation and amortization	7	46			73		94
Operating profit/(loss)	16	16			(138)		(396)
Floaters
Segment Reporting Information [Line Items]
Impairment of drilling units and intangible assets	0	0			0		3,555
Drilling units		1,198	1,198		524
Capital expenditures	18	200			35		110
Floaters | Operating Segments
Segment Reporting Information [Line Items]
Total operating revenues	85	463			363		358
Depreciation and amortization	6	75			37		176
Operating profit/(loss)	9	20			(21)		(3,781)
Jackup rigs
Segment Reporting Information [Line Items]
Impairment of drilling units and intangible assets	0	0			0		86
Drilling units		158	$ 158		198
Capital expenditures	0	0			19		1
Jackup rigs | Operating Segments
Segment Reporting Information [Line Items]
Total operating revenues	6	47			38		59
Depreciation and amortization	4	14			16		20
Operating profit/(loss)	9	9			17		(86)
Other | Other
Segment Reporting Information [Line Items]
Total operating revenues	0	2			11		18
Depreciation and amortization	0	0			1		29
Impairment of drilling units and intangible assets	0	0			0		48
Operating profit/(loss)	$ 3	$ (10)			$ (14)		$ (218)

[1]	Comprised of cash and cash equivalents as at December 31, 2022 (Successor) $480 million (2021: $293 million, 2020: $485 million), restricted cash $44 million (2021: $160 million, 2020: $103 million), and restricted cash included in non-current assets $74 million (2021: $63 million, 2020: $65 million).